UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00572

American Mutual Fund, Inc.
(Exact Name of Registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2006

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Eric A.S. Richards
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 - Schedule of Investments
[logo - American Funds®]

American Mutual Fund®
Investment portfolio

July 31, 2006

unaudited

Common stocks — 87.35%	Shares	Market value (000)

ENERGY — 8.48%
BJ Services Co.	1,800,000	$65,286
Chevron Corp.	2,183,304	143,617
ConocoPhillips	3,203,178	219,866
Devon Energy Corp.	2,000,000	129,280
Exxon Mobil Corp.	3,520,000	238,445
Halliburton Co.	2,400,000	80,064
Hess Corp.	3,240,000	171,396
Marathon Oil Corp.	4,000,000	362,560
Schlumberger Ltd.	880,400	58,855
Sunoco, Inc.	500,000	34,770
		1,504,139

MATERIALS — 3.96%
Air Products and Chemicals, Inc.	1,850,000	118,270
Alcoa Inc.	1,750,000	52,412
Dow Chemical Co.	750,000	25,935
E.I. du Pont de Nemours and Co.	2,400,000	95,184
International Paper Co.	2,350,000	80,675
MeadWestvaco Corp.	4,588,000	119,839
PPG Industries, Inc.	750,000	46,155
Praxair, Inc.	1,400,000	76,776
Sonoco Products Co.	1,784,000	58,034
Weyerhaeuser Co.	500,000	29,330
		702,610

INDUSTRIALS — 12.61%
3M Co.	585,400	41,212
Avery Dennison Corp.	3,000,000	175,890
Boeing Co.	500,000	38,710
Caterpillar Inc.	700,000	49,609
Emerson Electric Co.	650,000	51,298
General Dynamics Corp.	770,000	51,605
General Electric Co.	12,500,000	408,625
Lockheed Martin Corp.	1,000,000	79,680
Manpower Inc.	1,600,500	95,198
Norfolk Southern Corp.	5,082,000	220,660
Northrop Grumman Corp.	1,550,000	102,595
Pitney Bowes Inc.	1,850,000	76,442
R.R. Donnelley & Sons Co.	6,500,000	189,735
Tyco International Ltd.	6,031,200	157,354
Union Pacific Corp.	350,000	29,750
United Parcel Service, Inc., Class B	2,850,000	196,394
United Technologies Corp.	3,400,000	211,446
Waste Management, Inc.	1,800,000	61,884
		2,238,087

CONSUMER DISCRETIONARY — 9.91%
Carnival Corp., units	875,000	34,090
Clear Channel Communications, Inc.	4,500,000	130,275
Dollar General Corp.	7,750,000	104,005
E.W. Scripps Co., Class A	2,000,000	85,460
Gannett Co., Inc.	500,000	26,060
Gap, Inc.	1,500,000	26,025
Harley-Davidson Motor Co.	1,343,000	76,551
Home Depot, Inc.	750,000	26,033
Johnson Controls, Inc.	2,750,600	211,136
Leggett & Platt, Inc.	5,945,000	135,665
Lowe’s Companies, Inc.	5,981,600	169,578
Magna International Inc., Class A	662,700	48,702
Mattel, Inc.	6,000,000	108,240
News Corp., Class A	2,350,000	45,214
NIKE, Inc., Class B	300,000	23,700
Omnicom Group Inc.	750,000	66,382
ServiceMaster Co.	4,450,000	45,791
Target Corp.	3,287,000	150,939
TJX Companies, Inc.	6,850,000	166,934
VF Corp.	1,150,000	77,993
		1,758,773

CONSUMER STAPLES — 5.21%
Avon Products, Inc.	800,000	23,192
Coca-Cola Co.	1,750,000	77,875
General Mills, Inc.	750,000	38,925
H.J. Heinz Co.	4,100,000	172,077
Kellogg Co.	1,000,000	48,170
Kimberly-Clark Corp.	1,110,000	67,765
PepsiCo, Inc.	2,370,000	150,211
Sara Lee Corp.	5,600,000	94,640
Walgreen Co.	3,100,000	145,018
Wal-Mart Stores, Inc.	2,400,000	106,800
		924,673

HEALTH CARE — 8.80%
Abbott Laboratories	6,300,000	300,951
Becton, Dickinson and Co.	600,000	39,552
Bristol-Myers Squibb Co.	10,532,200	252,457
Eli Lilly and Co.	4,330,000	245,814
Johnson & Johnson	600,000	37,530
Medtronic, Inc.	3,007,000	151,914
Merck & Co., Inc.	4,750,000	191,282
Pfizer Inc	3,119,300	81,071
Schering-Plough Corp.	3,975,000	81,249
Wyeth	3,698,000	179,242
		1,561,062

FINANCIALS — 15.33%
Allstate Corp.	1,200,000	$68,184
American International Group, Inc.	2,829,000	171,635
Aon Corp.	2,750,000	94,132
Arthur J. Gallagher & Co.	2,000,000	54,340
Bank of America Corp.	4,832,812	249,035
Bank of New York Co., Inc.	3,250,000	109,233
Citigroup Inc.	7,910,000	382,132
Fannie Mae	5,135,000	246,018
Freddie Mac	3,150,000	182,259
Huntington Bancshares Inc.	2,500,000	60,875
J.P. Morgan Chase & Co.	5,446,000	248,447
Lincoln National Corp.	1,167,900	66,197
Marsh & McLennan Companies, Inc.	1,600,300	43,256
Mellon Financial Corp.	1,800,000	63,000
St. Paul Travelers Companies, Inc.	2,350,000	107,630
SunTrust Banks, Inc.	1,525,000	120,277
U.S. Bancorp	1,750,000	56,000
UnumProvident Corp.	6,400,000	103,872
Washington Mutual, Inc.	3,875,000	173,212
Wells Fargo & Co.	1,668,750	120,717
		2,720,451

INFORMATION TECHNOLOGY — 7.81%
Automatic Data Processing, Inc.	750,000	32,820
Cisco Systems, Inc.[1]	2,780,000	49,623
First Data Corp.	1,200,000	49,020
Hewlett-Packard Co.	7,050,000	224,965
Intel Corp.	4,750,000	85,500
International Business Machines Corp.	4,535,000	351,054
Linear Technology Corp.	1,050,000	33,968
Microchip Technology Inc.	4,944,625	159,514
Microsoft Corp.	8,585,000	206,298
Oracle Corp.[1]	8,124,600	121,625
Texas Instruments Inc.	2,400,000	71,472
		1,385,859

TELECOMMUNICATION SERVICES — 5.13%
ALLTEL Corp.	1,000,000	55,170
AT&T Inc.	7,910,597	237,239
BellSouth Corp.	10,000,000	391,700
Sprint Nextel Corp., Series 1	6,260,000	123,948
Verizon Communications Inc.	3,000,000	101,460
		909,517

UTILITIES — 6.53%
Ameren Corp.	1,883,680	97,010
American Electric Power Co., Inc.	2,935,000	106,012
Dominion Resources, Inc.	850,000	66,708
DTE Energy Co.	750,000	31,740
Duke Energy Corp.	4,800,000	145,536
Exelon Corp.	2,548,400	147,552
FirstEnergy Corp.	1,620,000	90,720
PPL Corp.	1,724,000	58,650
Progress Energy, Inc.	950,000	41,373
Public Service Enterprise Group Inc.	800,000	53,944
Questar Corp.	1,500,000	132,900
Southern Co.	2,700,000	91,206
Xcel Energy Inc.	4,745,000	95,090
		1,158,441

MISCELLANEOUS — 3.58%
Other common stocks in initial period of acquisition		636,177

Total common stocks (cost: $12,454,886,000)		15,499,789

Convertible securities — 0.08%

FINANCIALS — 0.08%
XL Capital Ltd. 6.50% ACES convertible preferred 2007	700,000 units	14,875

Total convertible securities (cost: $17,550,000)		14,875

Bonds & notes — 0.06%	Principal amount (000)

UTILITIES — 0.06%
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007	$9,960	9,947

Total bonds & notes (cost: $9,942,000)		9,947

Short-term securities — 12.45%

3M Co. 5.09%-5.16% due 8/22-8/29/2006	50,000	49,815
Abbott Laboratories Inc. 5.22% due 8/1/2006[2]	21,000	20,997
Atlantic Industries 5.21% due 8/22/2006[2]	44,813	44,669
Bank of America Corp. 5.11%-5.36% due 8/11-9/28/2006	88,000	87,593
Becton, Dickinson and Co. 5.27% due 8/30/2006	25,000	24,890
CAFCO, LLC 5.11% due 8/2/2006[2]	43,700	43,688
Citigroup Funding Inc. 5.34% due 9/13/2006	17,000	16,894
Caterpillar Financial Services Corp. 5.22%-5.29% due 8/29-9/22/2006	100,624	100,060
Clipper Receivables Co., LLC 5.26%-5.36% due 8/21-10/23/2006[2]	111,700	110,928
Colgate-Palmolive Co. 5.22% due 8/2/2006[2]	27,900	27,892
Concentrate Manufacturing Co. of Ireland 5.23% due 8/3-8/23/2006[2]	55,000	54,889
E.I. duPont de Nemours and Co. 5.25%-5.26% due 9/18-9/25/2006[2]	44,800	44,454
Fannie Mae 5.04%-5.28% due 8/16-10/18/2006	125,000	124,321
FCAR Owner Trust I 5.10% due 8/3/2006	50,000	49,979
Federal Home Loan Bank 4.935%-5.211% due 8/4-9/1/2006	255,000	254,348
Freddie Mac 5.21%-5.256% due 9/19/2006	56,000	55,588
Gannett Co. 5.24% due 8/14-8/24/2006[2]	37,426	37,342
General Dynamics Corp. 5.10% due 8/9/2006[2]	25,000	24,969
Hershey Co. 5.22%-5.23% due 8/25-9/5/2006[2]	42,900	42,724
IBM Capital Inc. 5.14% due 9/11/2006[2]	40,000	39,753
International Lease Finance Corp. 5.065-5.315% due 8/21-10/2/2006	108,000	107,343
Kimberly-Clark Worldwide Inc. 5.26% due 9/6/2006[2]	20,000	19,892
Medtronic Inc. 5.18% due 8/14/2006[2]	10,000	9,980
NetJets Inc. 5.04-5.25% due 8/9-8/23/2006[2]	83,800	83,585
Park Avenue Receivables Co., LLC 5.21%-5.27% due 8/2-8/23/2006[2]	85,000	84,887
Preferred Receivables Funding Corp. 5.28% due 8/14/2006[2]	25,000	24,949
Private Export Funding Corp. 5.33% due 9/27/2006[2]	13,000	12,892
Scripps (E.W.) Co. 5.26%-5.28% due 8/24-9/12/2006[2]	40,000	39,817
Tennessee Valley Authority 5.16% due 9/14/2006	32,000	31,775
Three Pillars Funding, LLC 5.28%-5.39% due 8/1-10/20/2006[2]	85,304	85,030
Triple-A One Funding Corp. 5.28% due 8/10/2006[2]	35,650	35,598
U.S. Treasury Bills 4.845% due 9/14/2006	36,300	36,080
UnionBanCal Commercial Funding Corp. 5.34% due 9/7/2006	50,000	49,997
Variable Funding Capital Corp. 5.34%-5.35% due 9/12-10/23/2006[2]	116,300	115,309
Wal-Mart Stores Inc. 5.10%-5.25% due 8/15-9/6/2006[2]	92,100	91,796
Wells Fargo Bank, N.A. 5.29%-5.30% due 8/7-8/29/2006	125,000	125,000

Total short-term securities (cost: $2,209,740,000)		2,209,723

Total investment securities (cost: $14,692,118,000)		17,734,334
Other assets less liabilities		11,055

Net assets		$17,745,389

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Restricted security that can be resold only to institutional investors. In practice, this security is typically as liquid as unrestricted securities in the portfolio. The total value of all restricted securities was $1,096,040,000, which represented 6.18% of the net assets of the fund.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$3,421,719
Gross unrealized depreciation on investment securities	(384,579)
Net unrealized appreciation on investment securities	3,037,140
Cost of investment securities for federal income tax purposes	14,697,194

MFGEFP-903-0906-S6855

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN MUTUAL FUND, INC.

By /s/ James K. Dunton
James K. Dunton, Vice Chairman and PEO

Date: September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James K. Dunton
James K. Dunton, Vice Chairman and PEO

Date: September 28, 2006

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and PFO

Date: September 28, 2006